Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefits Paid (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 335,556
Amounts allocated to withdrawing participants at 31 December 2025	6
Amounts allocated to withdrawing participants at 31 December 2024	(1,827)
Benefits paid to participants per Form 5500	$ 333,735